Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Expenses for Related Parties

The following table presents the expenses for related parties reported in the consolidated statements of operations (in thousands):

	Year Ended December 31,
	2019	2018
Research and development	$180	$200
General and administrative	$874	$1,112